Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2016
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

Seanergy Maritime Holdings Corp. (the "Company" or "Seanergy") was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Athens, Greece. The Company provides global transportation solutions in the dry bulk shipping sector through its vessel-owning subsidiaries.

On January 8, 2016, the Company's common stock began trading on a split-adjusted basis, following a December 22, 2015 approval from the Company's Board of Directors to reverse split the Company's common stock at a ratio of one-for-five. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

The accompanying consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the "Company" or "Seanergy").

a.	Disposal of Vessels:

On March 11, 2014, the Company closed on its delivery and settlement agreement with its then remaining lender for the sale of its then four remaining vessels, to a nominee of the lender, in exchange for a nominal cash consideration and full satisfaction of the underlying loan facilities. The Company provided a corporate guarantee for these facilities. In exchange for the sale, approximately $145,597 of outstanding debt and accrued interest were discharged and the Company's guarantee was fully released.

For the year ended December 31, 2014, the Company recognized a gain from the sale of the four remaining vessels under the facility agreements with its then remaining lender of $85,563.

b.	Going Concern:

As of December 31, 2015, the Company reported a working capital deficit of $972 and its cash flow projections indicated that cash on hand and cash provided by operating activities might not be sufficient to cover the liquidity needs that became due in the twelve-month period ending December 31, 2016. Those conditions had raised substantial doubt about the entity’s ability to continue as a going concern.

Principal conditions and events that would warrant consideration in the Company’s evaluation of its ability to continue as a going concern are:

a)
Natixis loan facility payments of $7,000 due within one year after the date that the financial statements are issued or $28,000 due by September 29, 2017, as per the March 7, 2017 settlement agreement (Note 15).

b)	Scheduled debt repayments of approximately $12,200 due within one year after the date that the financial statements are issued, excluding the Natixis loan facility.
c)	Scheduled repayments of $3,500 due within one year after the date that the financial statements are issued under the convertible notes issued to Jelco.
d)	Agreement dated March 28, 2017 for the acquisition of a secondhand Capesize vessel, at a gross purchase price of $32,650 that is expected to be delivered until the end of May 2017 (Note 15).
e)
Estimated interest expense payments of approximately $19,800 due within one year after the date that the financial statements are issued under the Company’s loan facilities and the convertible notes issued to Jelco.

f)	Restricted cash requirements and minimum liquidity requirements as per loan agreements.
Management evaluated the likelihood, magnitude and timing of these conditions and events in relation to its ability to meet its obligations. Other than the Natixis loan facility payments and the planned vessel acquisition, the remaining conditions and events which translate to relatively increased working capital requirements, can be covered by cash available and cash that is expected to be generated from operations, which management believes will be sufficient for this purpose. Furthermore, the Company believes that it is probable that it will successfully fully satisfy the Natixis settlement agreement by September 29, 2017, for the amount of $28,000. The Company also believes that it is probable that it will be successful in obtaining financing for the planned vessel acquisition for the amount of $32,650.

Management’s plans, which have been fully implemented, to address these conditions and events are:
a)
On March 28, 2017, the Company entered into a $47,500 loan agreement with Jelco. Under the terms of this agreement, Jelco will make available this facility to the Company, to the extent that the Company is unable to secure third party financing to partially fund the Natixis settlement agreement and the balance purchase price of the vessel that the Company agreed to purchase on March 28, 2017 (Note 15).

b)
The Company has deferred the applicable limit reduction of $3,100 due in September 2017 to the note’s maturity date in September 2020 under the convertible note issued to Jelco in September 2015 (Note 15).

c)	The Company has raised net proceeds of approximately $1,873 under its public at-the-market offering as of April 3, 2017 (Note 15).
d)	Subsequent to year end, the Company has entered into agreements with some of its senior lenders for the waiver and deferral of the application date of certain major financial covenants (Note 15).
Taking into consideration the mitigating effects of the Company’s fully implemented plans and the Company’s projections of cash to be provided by its operating activities for the period up to one year after the date that the financial statements are issued, the relevant conditions and events that raised substantial doubt were resolved and the substantial doubt about the Company’s ability to continue as a going concern is alleviated.

c.	Subsidiaries in Consolidation:

Seanergy's subsidiaries included in these consolidated financial statements as of December 31, 2016, are as follows:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
Seanergy Management Corp.(1) (3)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp.(1) (3)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co.(1)	Marshall Islands	Gloriuship	November 3, 2015	N/A
Sea Genius Shipping Co.(1)	Marshall Islands	Geniuship	October 13, 2015	N/A
Leader Shipping Co.(1)	Marshall Islands	Leadership	March 19, 2015	N/A
Premier Marine Co.(1)	Marshall Islands	Premiership	September 11, 2015	N/A
Gladiator Shipping Co.(1)	Marshall Islands	Gladiatorship	September 29, 2015	N/A
Guardian Shipping Co.(1)	Marshall Islands	Guardianship	October 21, 2015	N/A
Champion Ocean Navigation Co.(1)	Liberia	Championship	December 7, 2015	N/A
Squire Ocean Navigation Co.(1)	Liberia	Squireship	November 10, 2015	N/A
Emperor Holding Ltd.(1)	Marshall Islands	N/A	N/A	N/A
Knight Ocean Navigation Co.(1)	Liberia	Knightship	December 13, 2016	N/A
Lord Ocean Navigation Co.(1)	Liberia	Lordship	November 30, 2016	N/A
Pembroke Chartering Services Limited (4)	Malta	N/A	N/A	N/A
Martinique International Corp.(1)	British Virgin Islands	Bremen Max	September 11, 2008	March 7, 2014
Harbour Business International Corp.(1)	British Virgin Islands	Hamburg Max	September 25, 2008	March 10, 2014
Maritime Capital Shipping Limited (1)	Bermuda	N/A	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	N/A	N/A	N/A
Maritime Glory Shipping Limited (2)	British Virgin Islands	Clipper Glory	May 21, 2010	December 4, 2012
Maritime Grace Shipping Limited (2)	British Virgin Islands	Clipper Grace	May 21, 2010	October 15, 2012
Atlantic Grace Shipping Limited (5)	British Virgin Islands	N/A	N/A	N/A

(1)	Subsidiaries wholly owned
(2)	Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (or “MCS”)
(3)	Management company
(4)	Chartering services company
(5)	Dormant company